Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EQUITY DIVIDEND FUND
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Supplement [Text Block]	bedf_SupplementTextBlock

BLACKROCK EQUITY DIVIDEND FUND

(the “Fund”)

Supplement dated August 16, 2018 to the Summary Prospectus and the Prospectus for Investor A,

Investor C, Institutional and Class R Shares of the Fund, each dated November 28, 2017, as supplemented to date

This supplement supersedes and reverts the changes to the Summary Prospectus and Prospectus, as applicable, included in the supplement filed on August 1, 2018.

The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Equity Dividend Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Equity Dividend Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

BLACKROCK EQUITY DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bedf_SupplementTextBlock

BLACKROCK EQUITY DIVIDEND FUND

(the “Fund”)

Supplement dated August 16, 2018 to the Summary Prospectus and the Prospectus for Investor A,

Investor C, Institutional and Class R Shares of the Fund, each dated November 28, 2017, as supplemented to date

This supplement supersedes and reverts the changes to the Summary Prospectus and Prospectus, as applicable, included in the supplement filed on August 1, 2018.

The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Equity Dividend Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Equity Dividend Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.